Cover	Jul. 11, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 11, 2022
Entity File Number	000-30202
Entity Registrant Name	mPHASE TECHNOLOGIES INC.
Entity Central Index Key	0000825322
Entity Tax Identification Number	22-2287503
Entity Incorporation, State or Country Code	NJ
Entity Address, Address Line One	1101 Wootton Parkway
Entity Address, Address Line Two	#1040
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20852
City Area Code	(301)
Local Phone Number	329-2700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false